Unaudited Interim Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounts Receivable, Allowance for Credit Loss, Current	$ 1.4	$ 1.9
Cumulative Series A redeemable Preferred Stock
Divided rate	8.50%